Property, Equipment and Software, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Equipment and Software, Net [Abstract]
Depreciation	¥ 2,744	¥ 5,929	¥ 697